Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2019
Prospectus Date	rr_ProspectusDate	Nov. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Akre Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Akre Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Akre Focus Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges. Investments consist primarily of common stocks of companies of any size market capitalization. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights, Real Estate Investment Trusts (“REITs”), and other securities that are convertible into equity securities. The Fund may invest up to 15% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and directly in foreign equity securities. Additionally, the Fund may participate in securities lending arrangements of up to 33-1/3% of its total asset value with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.
Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Advisor may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.
Akre Capital Management, LLC (the “Advisor”) principally seeks to identify companies which may earn higher-than-average returns on shareholders’ equity; are managed, in the Advisor’s judgment, by individuals who have a history of treating public shareholders like partners; and have ample opportunity to reinvest excess profits at above-average rates. Once a potential investment is identified, the Advisor attempts to purchase shares at valuations the Advisor considers modest-to-reasonable, relative to the nature of the business, and the expected growth in economic value per share. The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.
The Advisor may sell a security for a variety of reasons, including, without limitation: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged to be more attractive than a current holding; (4) views change of the individual holdings as well as the general market; or (5) when something changes for the worse in the business model, management or governance, or future opportunity for reinvestment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. The following are the principal risks that could affect the value of your investment:

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Changes in government regulations may adversely affect the value of a security.

•
Equity Securities Risk – Equity Securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Large-Cap Investment Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Real Estate Investment Trusts Risk – In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal, or technological developments, or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.

•
Mid-Cap and Small-Cap Investment Risk – Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations.

•
Cash Position Risk – To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in market appreciation.

•
Non-Diversification Risk – The Fund is classified as non-diversified under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

•	Management Risk – The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•
Securities Lending Risk – There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money.

•
Derivatives Risk – The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in a counterparty’s losses being substantially greater than the amount invested in the derivative itself.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

•
Foreign Securities Risk – Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, and delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

•
Depositary Receipts Risk – Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social, and economic developments abroad, currency movements, and different legal, regulatory, and tax environments.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the Retail Class and is an illustration of how shares of the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compare with those of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Retail and Institutional Class performance information is available on the Fund’s website at www.akrefund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.akrefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31* – Retail Class
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return as of September 30, 2019, was 30.59%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return:	Q4, 2011	13.05%

Lowest Quarterly Return:	Q4, 2018	-8.37%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	30.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Since Inception return is from August 31, 2009, for the Retail Class shares and Institutional Class shares, and August 31, 2015, for the Supra Institutional Class shares. Performance shown prior to the inception of Supra Institutional Class shares reflects the performance of the Fund’s Institutional Class shares. The performance of the Institutional Class shares is lower than performance of the Supra Institutional Class shares because Supra Institutional Class shares have lower expenses than the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Akre Focus Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2009
Akre Focus Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKREX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
Annual Return 2010	rr_AnnualReturn2010	19.29%
Annual Return 2011	rr_AnnualReturn2011	11.09%
Annual Return 2012	rr_AnnualReturn2012	16.04%
Annual Return 2013	rr_AnnualReturn2013	38.90%
Annual Return 2014	rr_AnnualReturn2014	10.56%
Annual Return 2015	rr_AnnualReturn2015	2.53%
Annual Return 2016	rr_AnnualReturn2016	8.29%
Annual Return 2017	rr_AnnualReturn2017	30.49%
Annual Return 2018	rr_AnnualReturn2018	5.26%
Label	rr_AverageAnnualReturnLabel	Retail Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	11.01%
Since Inception	rr_AverageAnnualReturnSinceInception	14.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2009
Akre Focus Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Retail Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	10.83%
Since Inception	rr_AverageAnnualReturnSinceInception	14.71%
Akre Focus Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Retail Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	12.54%
Akre Focus Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKRIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	11.31%
Since Inception	rr_AverageAnnualReturnSinceInception	15.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2009
Akre Focus Fund | Supra Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AKRSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Label	rr_AverageAnnualReturnLabel	Supra Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	11.40%
Since Inception	rr_AverageAnnualReturnSinceInception	15.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015